SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting as per geographical areas
Net sales	R$ 43,814,661	R$ 39,644,010	R$ 46,159,478
Total assets	63,123,009	54,002,970	51,281,029
Brazil
Segment reporting as per geographical areas
Net sales	18,798,384	17,573,278	17,284,473
Total assets	28,752,629	26,124,159	26,283,287
Latin America
Segment reporting as per geographical areas
Net sales	4,996,434	4,201,165	4,785,281
Total assets	7,042,462	5,781,527	5,251,637
North America
Segment reporting as per geographical areas
Net sales	20,019,843	17,869,567	23,524,381
Total assets	R$ 27,327,918	R$ 22,097,284	19,746,105
Europe/Asia
Segment reporting as per geographical areas
Net sales			R$ 565,343